Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss from operations	$ (824,224)	$ (640,343)	$ (548,244)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	5,056	3,525	3,730
Revaluation of warrants	77,551
Exchange differences	(39,731)	47,055	40,899
Interest on shareholders’ loan		1,700
Changes in operating assets and liabilities:
Increase in accrued severance pay	55,052	41,179	34,894
Decrease (Increase) in trade receivables, net	(443,944)	108,319	(87,312)
Decrease (Increase) in other receivables and prepaid expenses	(95)	4,632	654
Decrease (Increase) in inventories	(140,417)	102,711	(13,019)
Increase (Decrease) in trade payables	213,859	(61,368)	(188,664)
Increase (Decrease) in other current liabilities	221,891	(25,900)	203,119
Net cash used in operating activities	(875,002)	(418,490)	(553,943)
Cash flows from investing activities
Investment in severance funds	(21,457)	(27,502)	(25,000)
Purchase of equipment	(7,967)	(6,041)	(2,607)
Net cash used in investing activities	(29,424)	(33,543)	(27,607)
Cash flows from financing activities
Decrease in short-term bank credit, net	(56,638)	353,138	(73,415)
Loans received from shareholders	199,547	250,853	591,975
Issuance of shares and warrants (note 11)	1,500,000
Payment of issuance costs	(179,913)
Long-term bank loans received	183,038		45,397
Long-term bank loans paid	(125,247)	(148,631)
Deferred issuance costs	(621,607)
Net cash provided by financing activities	899,180	455,360	563,957
Increase (Decrease) in cash, cash equivalents and restricted cash	(5,245)	3,327	(17,593)
Cash, cash equivalents and restricted deposits - beginning of the year	54,371	51,044	68,637
Cash, cash equivalents and restricted deposits at the end of the year	49,126	54,371	51,044
Supplemental disclosures of non-cash flow information
Conversion of Long-term liabilities to shareholders to ordinary shares		1,078,808
Non-cash deferred issuance cost	$ 249,564